Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 849,218,000.00
Previously Paid Amount	0.00
Total Fee Amount	117,277.01
Total Offset Amount	0.00
Net Fee	$ 117,277.01
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false